Fair Value Measurements - Summary of Assets and Liabilities Measured at Fair Value on Recurring Basis (Detail) - USD ($)	Sep. 30, 2021	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Enjoy Technology Inc [Member]
Liabilities:
Redeemable convertible preferred stock warrant liability	$ 359,000		$ 806,000	$ 337,000
Convertible loan	151,017,000		86,357,000
Total financial liabilities	151,376,000		87,163,000	337,000
Assets, Fair Value Disclosure [Abstract]
Cash and cash equivalents				61,685,000
Short-term investments				22,510,000
Total financial assets				84,195,000
Enjoy Technology Inc [Member] | Cash [Member]
Assets, Fair Value Disclosure [Abstract]
Cash and cash equivalents				9,277,000
Enjoy Technology Inc [Member] | Money market funds [Member]
Assets, Fair Value Disclosure [Abstract]
Cash and cash equivalents				14,919,000
Enjoy Technology Inc [Member] | U.S. Treasury bills [Member]
Assets, Fair Value Disclosure [Abstract]
Cash and cash equivalents				3,741,000
Short-term investments				3,722,000
Enjoy Technology Inc [Member] | U.S. Government securities [Member]
Assets, Fair Value Disclosure [Abstract]
Cash and cash equivalents				3,748,000
Short-term investments				18,788,000
Enjoy Technology Inc [Member] | Repurchase agreements [Member]
Assets, Fair Value Disclosure [Abstract]
Cash and cash equivalents				30,000,000
Level 1 [Member] | Enjoy Technology Inc [Member]
Liabilities:
Redeemable convertible preferred stock warrant liability	0		0	0
Convertible loan			0
Total financial liabilities	0		0	0
Assets, Fair Value Disclosure [Abstract]
Cash and cash equivalents				31,685,000
Short-term investments				22,510,000
Total financial assets				54,195,000
Level 1 [Member] | Enjoy Technology Inc [Member] | Cash [Member]
Assets, Fair Value Disclosure [Abstract]
Cash and cash equivalents				9,277,000
Level 1 [Member] | Enjoy Technology Inc [Member] | Money market funds [Member]
Assets, Fair Value Disclosure [Abstract]
Cash and cash equivalents				14,919,000
Level 1 [Member] | Enjoy Technology Inc [Member] | U.S. Treasury bills [Member]
Assets, Fair Value Disclosure [Abstract]
Cash and cash equivalents				3,741,000
Short-term investments				3,722,000
Level 1 [Member] | Enjoy Technology Inc [Member] | U.S. Government securities [Member]
Assets, Fair Value Disclosure [Abstract]
Cash and cash equivalents				3,748,000
Short-term investments				18,788,000
Level 1 [Member] | Enjoy Technology Inc [Member] | Repurchase agreements [Member]
Assets, Fair Value Disclosure [Abstract]
Cash and cash equivalents				0
Level 2 [Member] | Enjoy Technology Inc [Member]
Liabilities:
Redeemable convertible preferred stock warrant liability	0		0	0
Convertible loan			0
Total financial liabilities	0		0	0
Assets, Fair Value Disclosure [Abstract]
Cash and cash equivalents				30,000,000
Short-term investments				0
Total financial assets				30,000,000
Level 2 [Member] | Enjoy Technology Inc [Member] | Cash [Member]
Assets, Fair Value Disclosure [Abstract]
Cash and cash equivalents				0
Level 2 [Member] | Enjoy Technology Inc [Member] | Money market funds [Member]
Assets, Fair Value Disclosure [Abstract]
Cash and cash equivalents				0
Level 2 [Member] | Enjoy Technology Inc [Member] | U.S. Treasury bills [Member]
Assets, Fair Value Disclosure [Abstract]
Cash and cash equivalents				0
Short-term investments				0
Level 2 [Member] | Enjoy Technology Inc [Member] | U.S. Government securities [Member]
Assets, Fair Value Disclosure [Abstract]
Cash and cash equivalents				0
Short-term investments				0
Level 2 [Member] | Enjoy Technology Inc [Member] | Repurchase agreements [Member]
Assets, Fair Value Disclosure [Abstract]
Cash and cash equivalents				30,000,000
Level 3 [Member] | Enjoy Technology Inc [Member]
Liabilities:
Redeemable convertible preferred stock warrant liability	359,000		806,000	337,000
Convertible loan	151,017,000		86,357,000
Total financial liabilities	$ 151,376,000		87,163,000	337,000
Assets, Fair Value Disclosure [Abstract]
Cash and cash equivalents				0
Short-term investments				0
Total financial assets				0
Level 3 [Member] | Enjoy Technology Inc [Member] | Cash [Member]
Assets, Fair Value Disclosure [Abstract]
Cash and cash equivalents				0
Level 3 [Member] | Enjoy Technology Inc [Member] | Money market funds [Member]
Assets, Fair Value Disclosure [Abstract]
Cash and cash equivalents				0
Level 3 [Member] | Enjoy Technology Inc [Member] | U.S. Treasury bills [Member]
Assets, Fair Value Disclosure [Abstract]
Cash and cash equivalents				0
Short-term investments				0
Level 3 [Member] | Enjoy Technology Inc [Member] | U.S. Government securities [Member]
Assets, Fair Value Disclosure [Abstract]
Cash and cash equivalents				0
Short-term investments				0
Level 3 [Member] | Enjoy Technology Inc [Member] | Repurchase agreements [Member]
Assets, Fair Value Disclosure [Abstract]
Cash and cash equivalents				$ 0
Fair Value, Recurring [Member] | Public Warrant [Member] | Level 1 [Member]
Liabilities:
Derivative warrant liabilities		$ 12,520,630	0
Fair Value, Recurring [Member] | Public Warrant [Member] | Level 2 [Member]
Liabilities:
Derivative warrant liabilities		0	0
Fair Value, Recurring [Member] | Public Warrant [Member] | Level 3 [Member]
Liabilities:
Derivative warrant liabilities		0	16,258,130
Fair Value, Recurring [Member] | Private Warrant [Member] | Level 1 [Member]
Liabilities:
Derivative warrant liabilities		0	0
Fair Value, Recurring [Member] | Private Warrant [Member] | Level 2 [Member]
Liabilities:
Derivative warrant liabilities		8,464,330	0
Fair Value, Recurring [Member] | Private Warrant [Member] | Level 3 [Member]
Liabilities:
Derivative warrant liabilities		$ 0	10,991,000
Fair Value, Recurring [Member] | Public and Private Warrants [Member] | Level 1 [Member]
Liabilities:
Derivative warrant liabilities			0
Fair Value, Recurring [Member] | Public and Private Warrants [Member] | Level 2 [Member]
Liabilities:
Derivative warrant liabilities			0
Fair Value, Recurring [Member] | Public and Private Warrants [Member] | Level 3 [Member]
Liabilities:
Derivative warrant liabilities			$ 27,249,130